LOANS PAYABLE, CONVERTIBLE NOTE PAYABLE AND LINES OF CREDIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
LOANS PAYABLE, CONVERTIBLE NOTE PAYABLE AND LINES OF CREDIT

NOTE 12 – LOANS PAYABLE AND LINES OF CREDIT

Lines of Credit

TalaTek, Inc.

On July 29, 2019, TalaTek entered into a secured line of credit with SunTrust Bank (“SunTrust”) for $500,000. The line of credit bears interest at LIBOR plus 2.25%. The line of credit is an open-end revolving line of credit and may be terminated at any time by SunTrust without notice to TalaTek. At September 30, 2021, the line of credit remained open and no amounts were drawn on the line of credit.

Technologyville, Inc.

On August 24, 2017, Techville entered into a secured revolving line of credit with Wintrust Bank (“Wintrust”) for a maximum amount of $75,000. The line of credit bears interest at 1.99% for the first twelve (12) months, then Prime plus 2%, with a floor rate of 6% and a maturity date of August 24, 2021. The line of credit was collateralized by all of Techville’s assets. During the nine months ended September 30, 2021, Techville drew $221,346 against the line of credit and made payments of $224,346. At September 30, 2021, and December 31, 2020, there was $- and $3,000 outstanding, respectively, and has expired.

Loans Payable

Technologyville, Inc.

On April 29, 2019, Techville entered into a note payable with VCI Account Services, that subsequently was assigned to U.S. Bancorp, in the original principal amount of $59,905. The note has a maturity date of May 12, 2025 and bears interest at 5.77% per annum. During the nine months ended September 30, 2021, the Company made cash payments of $8,580, of which $8,054 and $526 was attributed to principal and interest, respectively. The loan is collateralized by a vehicle. At September 30, 2021, $37,826 was outstanding.

On June 22, 2020, under the U.S. Small Business Administration’s Paycheck Protection Program, Techville entered into a note payable with a financial institution for $179,600 bearing interest at 1% per annum and a maturity date of June 22, 2025. Pursuant to the note, principal and interest payments were deferred for ten months. Techville applied for loan forgiveness on a timely basis, and at September 30, 2021, the total amount due of $179,600 had been forgiven.

GenResults, LLC

On December 31, 2018, GenResults entered into an unsecured note payable with Jemmett Enterprises, LLC, the Company’s majority stockholder that is controlled by the Company’s Chief Executive Officer, in the original principal amount of $200,000. The note had a maturity date of June 15, 2021, and bore interest at 6% per annum. There was no remaining balance at September 30, 2021, The outstanding principal balance of this loan was $9,787 at December 31, 2020. At September 30, 2021, and December 31, 2020, the Company has recorded accrued interest of $5,079 and $23,934, respectively, with respect to this note payable. The Company has recorded interest expense related to this note of $186 and $3,669 during the three months ended September 30, 2021 and 2020, respectively, and $4,595 and $9,358 during the nine months ended September 30, 2021 and 2020, respectively.

Cerberus Cyber Sentinel Corporation

On April 17, 2020, under the U.S. Small Business Administration’s Paycheck Protection Program, Cerberus entered into a note payable with a financial institution for $530,000 bearing interest at 1% per annum and a maturity date of April 17, 2022. Pursuant to the note, principal and interest payments were deferred for six months. The Company applied for loan forgiveness on a timely basis, and at September 30, 2021, the total amount due of $530,000 had been forgiven.

Clear Skies Security LLC

On May 8, 2020, under the U.S. Small Business Administration’s Paycheck Protection Program, Clear Skies entered into a loan payable with a financial institution for $134,200 bearing interest at 1% per annum and a maturity date of May 8, 2022. Pursuant to the loan, principal and interest payments were deferred for six months. Clear Skies applied for loan forgiveness on a timely basis, and at September 30, 2021, the total amount due of $134,200 had been forgiven.

Alpine Security, LLC

On April 18, 2020, under the U.S. Small Business Administration’s Paycheck Protection Program, Alpine entered into a loan payable with a financial institution for $137,000 bearing interest at 1% per annum and a maturity date of April 8, 2022. Pursuant to the loan, principal and interest payments were deferred for six months. Alpine applied for loan forgiveness on a timely basis, and at September 30, 2021, the total amount due of $137,000 had been forgiven.

Catapult Acquisition Corp.

On July 9, 2016, Catapult Acquisition Corp. entered into several seller notes payable with shareholders of VelocIT. The total borrowing amount was $600,000 and each loan bears interest at 5% per annum with a maturity date of July 31, 2023. Pursuant to the terms of the loans, principal and interest payments were deferred for two years on three of the loans, making up $150,000 of the $600,000 total amount borrowed. The amount outstanding as of September 30, 2021, was $559,354.

Convertible Note Payable

On December 23, 2020, the Company issued to a related party lender a convertible note payable in the principal amount of $3,000,000. The convertible note bears interest at 6% per annum, with an effective interest rate, due to the converted value of the note, of 8.5% per annum, payable at maturity with a maturity date of December 31, 2021. Amounts due under the note may be converted into shares of the Company’s common stock at any time at the option of the holder, at a conversion price of $2.00 per share. At December 31, 2020, the converted value of the note, at the market price of $2.05 per share, would be $3,075,000. The issuance of the note resulted in a discount from the beneficial conversion feature totaling $75,000. Total straight-line amortization of this discount totaled $56,501 during the nine months ended September 30, 2021, and has a remaining amortization period of 0.25 years. Total interest expense on the note was $46,000 and $135,000 for the three and nine months ended September 30, 2021.

Future minimum payments under the above notes payable for the remainder of 2021 and thereafter and the amount of loans payable, net of current portion, are as follows:

2021	$3,000,000
2022	559,354
Total future minimum payments	3,559,354
Less: discount	(18,599)
3,540,755
Less: current	(3,097,382)
$443,373

NOTE 12 – LOANS PAYABLE, CONVERTIBLE NOTE PAYABLE AND LINES OF CREDIT

Lines of Credit

TalaTek, Inc.

On July 29, 2019, TalaTek entered into a secured line of credit with SunTrust Bank (“SunTrust”) for $500,000. The line of credit bears interest at LIBOR plus 2.25%. The line of credit is an open-end revolving line of credit and may be terminated at any time by SunTrust without notice to TalaTek. At December 31, 2020, no amounts were drawn on the line of credit.

Technologyville, Inc.

On August 2, 2017, Techville entered into a secured revolving line of credit with Wintrust Bank (“Wintrust”) for $75,000. The line of credit was renewed on August 11, 2020. The line of credit bears interest at Prime plus 1.75% with a floor rate of 6% and a maturity date of August 24, 2021. The interest rate at December 31, 2020 was 6%. The line of credit is collateralized by all of Techville’s assets. There are no financial covenants requiring the Company to maintain specific financial ratios. During the year ended December 31, 2020 Techville drew $63,000 against the line of credit and made payments of $93,705. At December 31, 2020, there was $3,000 outstanding.

Loans Payable

Technologyville, Inc.

On April 29, 2019, Techville entered into a note payable with VCI Account Services, that subsequently was assigned to U.S. Bancorp, in the original principal amount of $59,905. The note has a maturity date of May 12, 2025 and bears an interest rate of 5.77% per annum. During the year ended December 31, 2020, the Company made cash payments of $5,567, of which $5,010 and $557 was attributed to principal and interest, respectively. The loan is collateralized by a vehicle. There are no financial covenants requiring the Company to maintain specific financial ratios. At December 31, 2020, $45,881 was outstanding.

On June 22, 2020, under the U.S. Small Business Administration’s Paycheck Protection Program, Techville entered into a note payable with a financial institution for $179,600 at an interest rate of 1% per annum and a maturity date of June 22, 2025. Pursuant to the note, principal and interest payments are deferred for ten months, which, at that time Techville may apply for loan forgiveness. If Techville does not apply for loan forgiveness Techville will be required to make monthly payments of $3,819 starting on October 1, 2021. As of December 31, 2020, Techville has not applied for loan forgiveness. All remaining principal and interest is due and payable at the maturity date. At any time during the term of the note, the note holder may call all remaining amounts owed in full. At December 31, 2020, $179,600 was outstanding.

Cerberus Cyber Sentinel Corporation

On April 17, 2020, under the U.S. Small Business Administration’s Paycheck Protection Program, Cerberus entered into a note payable with a financial institution for $530,000 at an interest rate of 1% per annum and a maturity date of April 17, 2022. Pursuant to the note, principal and interest payments are deferred for six months. Cerberus may apply for loan forgiveness any time during the ten-month period after October 2, 2020. If Cerberus does not apply for loan forgiveness Cerberus will be required to make monthly payments of $29,678 starting on August 10, 2021. As of December 31, 2020, Cerberus has not applied for loan forgiveness. All remaining principal and interest is due and payable at the maturity date. At any time during the term of the note, the note holder may call the remaining amounts owed in full. At December 31, 2020, $530,000 was outstanding.

Clear Skies Security LLC

On May 8, 2020, under the U.S. Small Business Administration’s Paycheck Protection Program, Clear Skies entered into a loan payable with a financial institution for $134,200 at an interest rate of 1% per annum and a maturity date of May 8, 2022. Pursuant to the loan, principal and interest payments are deferred for six months. Clear Skies may apply for loan forgiveness at any time during the ten-month period after November 5, 2020. If the Company does not apply for loan forgiveness the Company will be required to make monthly payments of $5,650 starting on September 8, 2021. As of December 31, 2020, Clear Skies has not applied for loan forgiveness. All remaining principal and interest is due and payable at the maturity date. At any time during the term of the loan, the loan holder may call all remaining amounts owed in full. At December 31, 2020, $134,200 was outstanding.

Alpine Security, LLC

On April 18, 2020, under the U.S. Small Business Administration’s Paycheck Protection Program, Alpine entered into a loan payable with a financial institution for $137,000 at an interest rate of 1% per annum and a maturity date of April 8, 2022. Pursuant to the loan, principal and interest payments are deferred for six months. Alpine may apply for loan forgiveness at any time during the ten-month period after October 18, 2020. If the Company does not apply for loan forgiveness the Company will be required to make monthly payments of $7,672 starting on August 18, 2021. As of December 31, 2020, Alpine has not applied for loan forgiveness. All remaining principal and interest is due and payable at the maturity date. At any time during the term of the loan, the loan holder may call all remaining amounts owed in full. At December 31, 2020, $137,000 was outstanding.

On August 21, 2020, Alpine entered into a Future Receipts Sale Agreement with a financial institution for $70,000 bearing no interest and a maturity date of March 12, 2021. The Company received net aggregate proceeds of $38,755 (including $50,000 approved amount less outstanding amounts owed of $10,350). The Company is required to make daily payments pursuant to the following schedule: (i) $575 per day from August 18, 2020 through August 21, 2020, (ii) $500 per day from August 25, 2020 through March 10, 2021, and (iii) $200 per day for March 12, 2021. At December 31, 2020, the remaining balance on the agreement was $19,840. The remaining outstanding balance was repaid subsequent to December 31, 2020.

Convertible Note Payable

On December 23, 2020, the Company issued to a related party lender a convertible note payable in the principal amount of $3,000,000. The convertible note bears interest at 6% per annum, with an effective interest rate of 8.5% per annum, payable at maturity with a maturity date of December 31, 2021. Amounts due under the note may be converted into shares of the Company’s common stock, $0.00001 par value, at any time at the option of the Holder, at a conversion price of $2.00 per share. At December 31, 2020, the if converted value of the note, at the market price of $2.05 per share, would be $3,075,000. The issuance of the note resulted in a discount from the beneficial conversion feature totaling $75,000. Total straight-line amortization of this discount totaled $1,609 during the year ended December 31, 2020 and has a remaining amortization period of .91 years. Total interest expense on the note was approximately $4,000 for the year ended December 31, 2020.

Future minimum payments under the above notes payable following the year ended December 31, 2020, are as follows:

2021	$3,072,192
2022	1,037,115
4,109,307
Less: discount	(73,391)
4,035,916
Less: current	(2,998,801)
Total future minimum payments	$1,037,115